SCHEDULE OF COMPONENTS OF LOSS BEFORE INCOME TAXES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Loss before income taxes	$ (3,376,410)	$ (4,899,006)	$ (4,263,231)
CAYMAN ISLANDS
Cayman	(259,757)	(37,875)	9,507
HONG KONG
USA subsidiary	(2,601,792)	(2,723,499)	(1,918,483)
UNITED STATES
USA subsidiary	$ (514,861)	$ (2,137,632)	$ (2,354,255)